Reconciliation of Current Period Changes, Net of Applicable Income Taxes, for Derivatives Qualifying as Hedges (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments [Abstract]
Derivatives qualifying as effective accounting hedges, beginning of period	$ 1,909	[1]	$ 2,009	[1]	$ 2,009	[1]	$ 924		$ 802
Current period increases (decreases) in fair value, net of deferred taxes	(102)	[1]	(322)	[1]	(77)		1,086		131
Reclassification to net (income) loss, net of deferred taxes	(8)	[1]	(7)	[1]	(23)		(1)		(9)
Derivatives qualifying as effective accounting hedges, end of period	$ 1,799	[1]	$ 1,680	[1]	$ 1,909	[1]	$ 2,009	[1]	$ 924

[1]	See note 5 for additional information.